Share-based payments - Restricted Share Units Activity (Details) - Restricted Share Units (RSU)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Restricted share units
RSUs as of January 1 (in shares) | shares	234,500	74,000	0
Granted during the year (in shares) | shares	486,000	210,000	74,000
Vested or expected to vest (in shares) | shares	(115,531)	0	0
Forfeited during the year (in shares) | shares	(56,000)	(49,500)	0
Non-vested RSUs as of December 31 (in shares) | shares	548,969	234,500	74,000
Weighted- average grant date fair value
RSUs as of January 1 (in USD per share) | $ / shares	$ 4.60	$ 5.70	$ 0
Granted during the year (in USD per share) | $ / shares	15.00	4.50	5.70
Vested or expected to vest (in USD per share) | $ / shares	8.54	0	0
Forfeited during the year (in USD per share) | $ / shares	15.55	5.70	0
Non-vested RSUs as of December 31 (in USD per share) | $ / shares	$ 11.86	$ 4.60	$ 5.70